Annual Total Returns[BarChart] - ProShares Ultra MSCI Japan - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(32.75%)	15.22%	50.19%	(15.21%)	13.72%	(0.08%)	48.91%	(31.30%)	34.38%	21.96%